Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA VARIABLE PORTFOLIOS, INC.
Voya Global High Dividend Low Volatility Portfolio
(the “Portfolio”)
Supplement dated February 14, 2025
to the Portfolio’s Adviser Class, Class I, Class S, and Service 2 Class Shares’
Summary Prospectus and Prospectus, each dated May 1, 2024
(together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
As stated in the section of the Prospectuses entitled “Principal Investment Strategies,” under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities (the “Investment Policy”). The Portfolio is required to provide shareholders with 60 days’ prior notice of any change in this Investment Policy (the “Notice Requirement”). Effective 60 days from the date of the supplement (the “Effective Date”), the Portfolio is eliminating the Notice Requirement as it relates to this Investment Policy. Therefore, as of the Effective Date, the Portfolio will no longer be required to provide shareholders with 60 days’ prior notice of any change in this Investment Policy. The Notice Requirement was adopted based on regulatory requirements that applied to the Portfolio’s former name and is not required based on the Portfolio’s current name.

Voya Global High Dividend Low Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA VARIABLE PORTFOLIOS, INC.
Voya Global High Dividend Low Volatility Portfolio
(the “Portfolio”)
Supplement dated February 14, 2025
to the Portfolio’s Adviser Class, Class I, Class S, and Service 2 Class Shares’
Summary Prospectus and Prospectus, each dated May 1, 2024
(together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
As stated in the section of the Prospectuses entitled “Principal Investment Strategies,” under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in a portfolio of equity securities (the “Investment Policy”). The Portfolio is required to provide shareholders with 60 days’ prior notice of any change in this Investment Policy (the “Notice Requirement”). Effective 60 days from the date of the supplement (the “Effective Date”), the Portfolio is eliminating the Notice Requirement as it relates to this Investment Policy. Therefore, as of the Effective Date, the Portfolio will no longer be required to provide shareholders with 60 days’ prior notice of any change in this Investment Policy. The Notice Requirement was adopted based on regulatory requirements that applied to the Portfolio’s former name and is not required based on the Portfolio’s current name.